Accumulated Other Comprehensive Income (Loss) - Components of Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Millions		9 Months Ended
		Sep. 30, 2017	Sep. 30, 2016
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		$ 4,451	$ 4,843
Ending balance		4,456	4,465
Unrealized Gain (Loss) on Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		(88)	3
Other comprehensive income (loss), before reclassifications		48	19
Amounts reclassified from other comprehensive income (loss)		33	(46)
Other comprehensive income (loss)	[1]	81	(27)
Ending balance		(7)	(24)
Change in Retirement Plans' Funded Status [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		(1,036)	(947)
Other comprehensive income (loss), before reclassifications			(20)
Amounts reclassified from other comprehensive income (loss)		45	59
Other comprehensive income (loss)	[1]	45	39
Ending balance		(991)	(908)
Foreign Currency Translation [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		(490)	(806)
Other comprehensive income (loss), before reclassifications		(362)	159
Other comprehensive income (loss)	[1]	(362)	159
Ending balance		(852)	(647)
Share of Other Comprehensive Income (Loss) of Entities Using the Equity Method [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		(153)	(113)
Other comprehensive income (loss), before reclassifications		51	3
Other comprehensive income (loss)	[1]	51	3
Ending balance		(102)	(110)
Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		(1,767)	(1,863)
Other comprehensive income (loss), before reclassifications		(263)	161
Amounts reclassified from other comprehensive income (loss)		78	13
Other comprehensive income (loss)	[1]	(185)	174
Ending balance		$ (1,952)	$ (1,689)

[1]	Excluded from the table above is other comprehensive income (loss) allocated to noncontrolling interests of $(2) million and $2 million for the nine months ended September 30, 2017 and 2016, respectively.